VESSELS UNDER CAPITAL LEASES, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of vessels under capital leases, net:
Cost	$ 168,577,000	$ 168,492,000
Accumulated depreciation and amortization	(46,324,000)	(40,799,000)
Capital Leases, Balance Sheet, Assets by Major Class, Net	122,253,000	127,693,000
Number of leased shipping vessels	1
Drydocking costs
Components of vessels under capital leases, net:
Cost	8,100,000
Accumulated depreciation and amortization	(2,500,000)	(900,000)
Assets Held under Capital Leases [Member]
Components of vessels under capital leases, net:
Depreciation and amortization expense	$ 5,500,000	$ 11,900,000	$ 16,600,000